Earning (Loss) Per Share Attributable to Navistar International Corporation - Additional Information (Detail) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Earnings Per Share Disclosure [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	28,500,000	900,000	11,500,000
Shares related to warrants	11,300,000		11,300,000
Shares related to convertible notes	11,300,000
Convertible Debt Securities
Earnings Per Share Disclosure [Line Items]
Debt Instrument, Convertible, Conversion Ratio	19.891
Debt Instrument Convertible Conversion Ratio Basis	1,000
Debt Instrument, Convertible, Conversion Price	50.27
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,300,000
Warrant
Earnings Per Share Disclosure [Line Items]
Investment Warrants, Exercise Price	60.14